Share-Based Compensation (Summary Of Stock Appreciation Rights) (Details) (Stock appreciation rights, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock appreciation rights
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Outstanding, Aggregate Intrinsic Value	$ 19.2	$ 18.1
Shares
Outstanding as of January 1, 2011, Shares	3,734,000
Granted, Shares	783,100	539,300	793,200
Exercised, Shares	(2,353,000)
Forfeited or expired, Shares	(67,000)
Outstanding as of December 31, 2011, Shares	2,097,000	3,734,000
Outstanding, vested and exercisable as of December 31, 2011, Shares	743,000
Weighted-Average Exercise Price Per Share
Outstanding as of January 1, 2011, Weighted-Average Exercise Price Per Share	$ 7.15
Granted, Weighted-Average Exercise Price Per Share	$ 14.55
Exercised, Weighted-Average Exercise Price Per Share	$ 5.79
Forfeited or expired, Weighted-Average Exercise Price Per Share	$ 11.21
Outstanding as of December 31, 2011, Weighted-Average Exercise Price Per Share	$ 11.31	$ 7.15
Outstanding, vested and exercisable as of December 31, 2011, Weighted Average Exercise Price Per Share	$ 7.50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding as of January 1, 2011, Weighted-Average Remaining Contractual Term	6 years 6 months 29 days	4 years 2 months 26 days
Outstanding as of December 31, 2011, Weighted-Average Remaining Contractual Term	6 years 6 months 29 days	4 years 2 months 26 days
Vested and exercisable as of December 31, 2011, Weighted-Average Remaining Contractual Term	4 years 0 months 29 days
Vested and exercisable as of December 31, 2011, Aggregate Intrinsic Value	$ 9.8